INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 14,521
Cost at end of year	15,765	$ 14,521
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	17,739	18,622
Acquisitions through business combinations	2,941	1,580
Additions	287	193
Assets reclassified as held for sale	(1,738)	(109)
Assets held by subsidiaries disposed of during the period	(310)	(17)
Non-cash additions (disposals)	50	(1,053)
Foreign currency translation	966	(1,477)
Cost at end of year	$ 19,935	$ 17,739